THE MERGER FUND
100 Summit Lake Drive
Valhalla, NY 10595

January 26, 2009

Securities and Exchange Commission
100 F Street N.E.
Washington, D.C.  20549

Re:          The Merger Fund (the “Fund”)
Securities Act File No. 2-76969
Investment Company Act File No. 811-3445

Dear Ladies and Gentlemen:

On behalf of the Fund, this letter shall serve as certification under paragraph (j) of Rule 497 of the Securities Act of 1933, as amended, that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to paragraph (c) of such Rule would not have differed from that contained in Post-Effective Amendment No. 39 to the Fund’s Registration Statement as filed electronically on January 22, 2009.

/s/Frederick W. Green
Frederick W. Green
President